Stock-Based Compensation (Details 2) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2013
Restricted Stock [Member]
Summary of the status of the Company's restricted share awards
Number of Restricted Shares, Non-vested	169,368
Number of Restricted Shares, Vested	50,989
Number of Restricted Shares, Non-vested	118,379
Weighted Average Fair Value at Grant Date, Non-vested	$ 2.80
Weighted Average Fair Value at Grant Date, Vested	$ 2.80
Weighted Average Fair Value at Grant Date, Non-vested	$ 2.80